STATEMENT OF OPERATIONS - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Other income:
Diluted weighted average ordinary shares outstandings (in shares)	5,207,843
Basic net (loss) per ordinary share (in dollar per share)	$ 0.79
TKB CRITICAL TECHNOLOGIES 1
Formation and operating costs	$ 1,817,262	$ 2,335,719
Loss from operations	(1,817,262)	(2,335,719)
Other income:
Change in fair value of warrant liabilities	10,457,500	10,197,175
Interest income on marketable securities held in Trust Account	3,752	3,383,885
Unrealized gain on marketable securities held in Trust Account	198	0
Other income	10,461,450	13,581,060
Net income	8,644,188	11,245,341
TKB CRITICAL TECHNOLOGIES 1 | Class A Ordinary Shares
Other income:
Net income	$ 4,544,373	$ 8,996,273
Basic weighted average ordinary shares outstanding (in shares)	5,772,549	23,000,000
Diluted weighted average ordinary shares outstandings (in shares)	5,772,549	23,000,000
Basic net (loss) per ordinary share (in dollar per share)	$ 0.79	$ 0.39
Diluted net (loss) per ordinary share (in dollar per share)	$ 0.79	$ 0.39
TKB CRITICAL TECHNOLOGIES 1 | Class B Ordinary Shares
Other income:
Net income	$ 4,099,815	$ 2,249,068
Basic weighted average ordinary shares outstanding (in shares)	5,207,843	5,750,000
Diluted weighted average ordinary shares outstandings (in shares)	5,207,843	5,750,000
Basic net (loss) per ordinary share (in dollar per share)	$ 0.79	$ 0.39
Diluted net (loss) per ordinary share (in dollar per share)	$ 0.79	$ 0.39